Income Taxes - Summary of Income Taxes Paid (Net of Refunds) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Paid, by Individual Jurisdiction [Line Items]
U.S. Federal	$ 7,275
Total cash paid for income taxes	9,651	$ 4,243
Other [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
State:	2,027
Other [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign:	$ 349